INCOME TAXES (Schedule of Deferred Tax Assets) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Deferred	$ 5,639,233		$ 5,639,233
Uncertain tax liability	0		0
Amount of significant change to the uncertain tax liability over the next twelve months	0		0
Deferred tax asset					9,954,000	9,339,000
Valuation of allowance					(9,954,000)	(9,339,000)
Net deferred tax asset